COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Operating Lease Commitments
Rental expenses under operating leases	$ 1,163,326	$ 720,314	$ 702,005
Lease term		3 years
Future minimum lease payments under non cancelable operating lease agreements
2019	1,904,999
2020	1,513,330
2021	705,574
Total	4,123,903
Contingencies
Contingent liability	$ 0	$ 0